Loans and liquidity investments - Outstanding loans as per business area (Details) - SEK (kr) kr in Millions	Dec. 31, 2020	Dec. 31, 2019
Outstanding loans as per product type
Total lending	kr 231,678	kr 217,594
Concessionary loans outstanding	382	547
CIRR-System
Outstanding loans as per product type
Total lending	69,163	76,120
Lending to Swedish exporters
Outstanding loans as per product type
Total lending	120,050	96,429
Lending to exporters' customers
Outstanding loans as per product type
Total lending	111,628	121,165
Lending to exporters' customers | CIRR-System
Outstanding loans as per product type
Total lending	kr 69,163	kr 76,120